OPERATING EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Operating Expenses
Professional fees	$ 14,874,793	$ 5,250,063	$ 45,558,985	$ 51,884,123	$ 36,374,957	$ 46,224,690
Advertising and promotions	2,552,524	985,763	16,188,946	4,746,032	8,443,311	4,407,764
Settlements and penalties	6,116,450	2,327,286	14,777,522	8,592,635	36,196,538	1,134,707
Depreciation	2,235,199	1,680,595	13,318,147	7,050,864	9,786,011	966,940
Amortization	873,476	913,061	3,503,631	4,433,035	6,602,288	888,774
Compensation to employees	5,242,229	15,133,141	14,462,043	52,147,116	94,140,300	13,714,669
Utilities and office expense	1,076,999	996,997	4,139,924	2,064,100	4,620,425	511,899
Employee benefits	10,331,649	1,140,917	12,713,521	2,759,607	4,014,915	2,107,793
Listing and regulatory fees	1,047,596	1,415,003	3,175,362	4,150,348	6,042,474	1,546,810
Repairs and maintenance	405,975	302,623	1,774,935	684,920	1,128,266	392,679
Lease	382,290	273,234	1,354,916	1,948,288	1,429,110	2,145,648
Executive expenses and directors’ fees	281,984	73,759	893,895	363,825	699,133	482,455
Other	2,056,213	1,285,370	6,753,294	3,361,268	5,926,125	746,081
Total	$ 47,477,377	$ 31,777,812	$ 138,615,121	$ 144,186,161	215,846,132	75,338,256
Taxes and licenses					442,279	(284,854)
Outside labor						$ 352,201